Revenue Recognition - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 21,349
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 15,812
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 1,683
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 10,063
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 5,022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 3,847
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 5,866
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 1,178
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 4,682
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 510
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,785
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 207
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 1,311
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 7